Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments, other receivables and other assets	¥ 116,992	$ 17,242	¥ 105,724
Aggregate continuing and discontinued operations [member]
Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments to charging stations	41,920		44,970
Prepayments for chargers procurement	3,811		3,223
Prepayment for rental, facility and utilities	3,772		4,040
Miscellaneous prepayments	3,128		2,264
Value-added tax deductible	20,274		19,292
Others	44,087		35,014
Prepayments, other receivables and other assets	116,992		108,803
Disposal groups classified as held for sale [member]
Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments, other receivables and other assets	¥ 0		¥ 3,079